Other Income (Expense), Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of income and expense [abstract]
Gain on legal settlement	$ 0	$ 0	$ 294
Gain on remeasurement of existing interests	0	0	38
Other	22	(8)	110
Total other income (expense), net	$ 22	$ (8)	$ 442